Basis of Presentation - Schedule of Consolidated Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2023
Mexico [Member] | Aeropuerto de Aguascalientes, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de Aguascalientes, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto del Bajio, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto del Bajío, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de Guadalajara, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de Guadalajara, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de Hermosillo, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de Hermosillo, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de La Paz, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de La Paz, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de Los Mochis, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de Los Mochis, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de Manzanillo, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de Manzanillo, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de Mexicali, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de Mexicali, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de Morelia, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de Morelia, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de Puerto Vallarta, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de Puerto Vallarta, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de San Jose del Cabo, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de San José del Cabo, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Aeropuerto de Tijuana, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company	Aeropuerto de Tijuana, S.A. de C.V.
% participation	99.99%
Location	Mexico
Activity	Operation of airport
Mexico [Member] | Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA) [Member]
Disclosure of subsidiaries [Line Items]
Company	Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)
% participation	99.99%
Location	Mexico
Activity	Provides personnel services
Mexico [Member] | Fundacion Grupo Aeroportuario del Pacifico, A.C. (Fundacion GAP) [Member]
Disclosure of subsidiaries [Line Items]
Company	Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)
% participation	99.99%
Location	Mexico
Activity	Non-profit Organization dedicated to social orientation and infrastructure support of educational institutions
Mexico [Member] | Puerta Cero Parking, S.A. de C.V. (PCP) [Member]
Disclosure of subsidiaries [Line Items]
Company	Puerta Cero Parking, S.A. de C.V. (PCP)
% participation	99.99%
Location	Mexico
Activity	Operation of parking lot
Mexico [Member] | Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP) [Member]
Disclosure of subsidiaries [Line Items]
Company	Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)
% participation	99.99%
Location	Mexico
Activity	Administrative services
Mexico [Member] | Aerocomercializadora del Pacifico, S.A. de C.V. (ADP) [Member]
Disclosure of subsidiaries [Line Items]
Company	Aerocomercializadora del Pacifico, S.A. de C.V. (ADP)
% participation	99.99%
Location	Mexico
Activity	Operation of infrastructure and other commercial services
Mexico [Member] | Inmuebles Especializados Matrix, S.A. de C.V. (IEM) [Member]
Disclosure of subsidiaries [Line Items]
Company	Inmuebles Especializados Matrix, S.A. de C.V. (IEM)
% participation	100.00%
Location	Mexico
Activity	Subleasing of cargo operation areas and hangars
Mexico [Member] | Aerohoteles del Pacifico, S.A. de C.V. (AHP) [Member]
Disclosure of subsidiaries [Line Items]
Company	Aerohoteles del Pacífico, S.A. de C.V. (AHP)
% participation	100.00%
Location	Mexico
Activity	Operation of hotels with other integrated services
Spain [Member] | Desarrollo de Concesiones Aeroportuarias, S.L. (DCA) [Member]
Disclosure of subsidiaries [Line Items]
Company	Desarrollo de Concesiones Aeroportuarias, S.L. (DCA)
% participation	100.00%
Location	Spain
Activity	Management administration, maintenance, servicing of all types of infrastructure
Jamaica [Member] | MBJ Airports Limited (MBJA) [Member]
Disclosure of subsidiaries [Line Items]
Company	MBJ Airports Limited (MBJA)
% participation	74.50%
Location	Jamaica
Activity	Operation of airport
Jamaica [Member] | PAC Kingston Airport Limited (PACKAL) [Member]
Disclosure of subsidiaries [Line Items]
Company	PAC Kingston Airport Limited (PACKAL)
% participation	100.00%
Location	Jamaica
Activity	Operation of airport
Brazil [Member] | GA del Pacifico es do Brasil, LTDA [Member]
Disclosure of subsidiaries [Line Items]
Company	GA del Pacífico es do Brasil, LTDA
% participation	99.99%
Location	Brazil
Activity	No operation